Condensed Consolidated Balance Sheets (FY) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 1,760,455	$ 364,549
Accounts receivable, net of allowance for doubtful accounts of $72,376 in 2019 and $33,045 in 2018	75,543	234,774
Due from related party	0	1,228
Inventory	542,955	357,820
Prepaid expenses and other current assets	125,405	125,111
TOTAL CURRENT ASSETS	2,504,358	1,083,482
PROPERTY AND EQUIPMENT, net	512,042	77,755
RIGHT OF USE ASSETS, net	323,661	0
OTHER ASSETS	41,931	16,491
TOTAL ASSETS	3,381,992	1,177,728
CURRENT LIABILITIES
Accounts payable	1,439,413	1,592,643
Accrued expenses	1,111,109	689,280
Accrued employee compensation	1,452,910	340,413
Contract liabilities	66,577	131,797
Operating lease liability	173,270	0
Finance lease liability	121,634	0
Advances from related parties	18,098	0
Line of credit, related parties	212,388	883,224
Accrued interest, related parties	1,859,977	1,171,782
Short term notes payable	587,233	1,883,163
Convertible promissory notes, net	0
SBA loans	0
Convertible promissory notes, net	0	2,652,377
Notes payable, related parties, net	5,372,743	5,372,743
Warrant liability	0	1,769,669
TOTAL CURRENT LIABILITIES	12,415,352	16,487,091
NON-CURRENT LIABILITIES
Contract liabilities	573,224	46,736
Operating lease liability	185,777	0
Finance lease liability	271,240	0
TOTAL NON-CURRENT LIABILITIES	1,030,241	46,736
TOTAL LIABILITIES	13,445,593	16,533,827
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0
COMMON STOCK	293,781	155,665
ADDITIONAL PAID-IN CAPITAL	115,457,808	101,153,882
ACCUMULATED DEFICIT	(125,752,956)	(116,602,778)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(62,234)	(62,868)
TOTAL STOCKHOLDERS' DEFICIT	(10,063,601)	(15,356,099)
TOTAL LIABILITIES, MEZZANIE EQUITY AND STOCKHOLDERS' DEFICIT	3,381,992	1,177,728
Series A Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0
Series B Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	$ 0	$ 0